Consolidated and Combined Carve-Out Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by operating activities:
Net income	$ 75.0	$ 56.9	$ 70.0
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	68.4	70.7	67.4
Loss on disposal and write-off of property, plant & equipment	0.6	0.0	0.9
Deferred income tax expense	28.2	24.4	17.7
Unrealized (gain)/loss on foreign currency transactions	24.7	14.4	(0.4)
Unrealized (gain)/loss on derivative instruments	(15.6)	(22.0)	0.0
Changes in operating assets and liabilities
Decrease (increase) of long-term prepaid land leases	0.0	0.0	(11.2)
Increase (decrease) in provisions	(1.2)	(4.8)	(2.6)
Increase (decrease) in other long-term liabilities	2.4	3.5	0.0
Decrease (increase) in trade accounts receivable	4.4	(0.7)	4.8
Decrease (increase) in receivables, affiliates	5.6	(2.9)	2.5
Decrease (increase) in other receivables	8.5	12.3	(7.5)
Increase (decrease) in trade accounts payable	7.6	(4.4)	4.9
Increase (decrease) in payables, affiliates	9.9	(31.1)	5.8
Increase (decrease) in other current liabilities	2.1	17.7	(2.4)
Net cash provided by operating activities	220.6	134.0	149.9
Cash flows from investing activities
Capital expenditures	(81.0)	(121.2)	(84.7)
Acquisition of additional interest in VTTI Operating	(75.0)	0.0	0.0
Net cash used in investing activities	(156.0)	(121.2)	(84.7)
Cash flows from financing activities
Contribution from owners	0.0	3.3	7.0
Proceeds from long-term debt	530.4	1,042.2	32.4
Repayment of long-term debt	(436.7)	(1,006.5)	(63.6)
Restricted cash	(0.8)	5.8	0.0
Dividend paid	(46.0)	(54.9)	(24.2)
Dividends paid to non-controlling interest	(90.1)	(18.9)	(2.6)
Net cash used in financing activities	(43.2)	(29.0)	(51.0)
Effect of exchange rate changes on cash	(1.8)	(2.0)	1.6
Net increase/(decrease) in cash and cash equivalents	19.6	(18.2)	15.8
Cash and cash equivalents at beginning of the reporting period	36.3	54.5	38.7
Cash and cash equivalents at end of the reporting period	$ 55.9	$ 36.3	$ 54.5